Share-Based Payments - Outstanding Total Shareholder Return Units Activity (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Total Shareholder Return Units (TSRUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Share Units	179,999,000
Outstanding, Weighted-Average Grant Price Per Share Unit (in dollars per share) | $ / shares	$ 35.33
Outstanding, Weighted-Average Remaining Contractual Term (Years)	2 years 7 months 6 days
Outstanding, Aggregate Intrinsic Value | $	$ 1,415
Vested, Share Units	57,345,000
Vested, Weighted-Average Grant Price Per Share Unit (in dollars per share) | $ / shares	$ 31.04
Vested, Weighted-Average Remaining Contractual Term (Years)	1 year 3 months 18 days
Vested, Aggregate Intrinsic Value | $	$ 775
Expected to vest, Share Units	118,618,000
Expected to vest, Weighted-Average Grant Price Per Share Unit (in dollars per share) | $ / shares	$ 37.23
Expected to vest, Weighted-Average Remaining Contractual Term (Years)	3 years 2 months 12 days
Expected to vest, Aggregate Intrinsic Value | $	$ 1,096
Settled, Share Units	7,953,671
Settled, Weighted-Average Grant Price Per Share Per Unit (in dollars per share) | $ / shares	$ 27.33
Exercised during period, Share Units	2,173,131
Exercised during period, Weighted-Average Grant Price (in dollars per share) | $ / shares	$ 30.68
Profit Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Share Units	1,299,000
Outstanding, Weighted-Average Remaining Contractual Term (Years)	8 months 12 days
Outstanding, Aggregate Intrinsic Value | $	$ 51
Converted awards	844,871